FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value of financial instruments (Details) - Warrant Liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial liabilities
Financial liabilities	$ 1,392	$ 1,118	$ 814
Recurring | Level 3
Fair value of financial liabilities
Financial liabilities	$ 1,392	$ 1,118